Share Capital-Schedule of Movements In Issued Ordinary Shares (Parentheticals) (Details) - $ / shares	Jul. 24, 2025	Jun. 08, 2025
Share Capital [Abstract]
Shares issued in the IPO (July 8, 2025)		$ 4
Shares issued on exercise of over-allotment (July 24, 2025)	$ 4